Components of Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Deferred tax assets
Accrued pension and severance costs	¥ 179,159	¥ 230,021
Accrued expenses and liabilities for quality assurances	523,473	480,428
Other accrued employees' compensation	126,721	108,599
Operating loss carryforwards for tax purposes	164,070	160,936
Tax credit carryforwards	51,046	101,251
Property, plant and equipment and other assets	213,799	151,043
Other	307,443	227,596
Gross deferred tax assets	1,565,711	1,459,874
Less - Valuation allowance	(189,894)	(284,835)	(309,268)	(280,685)
Total deferred tax assets	1,375,817	1,175,039
Deferred tax liabilities
Unrealized gains on securities, net	(608,428)	(388,901)
Undistributed earnings of foreign subsidiaries	(37,556)	(25,713)
Undistributed earnings of affiliated companies accounted for by the equity method	(663,249)	(567,054)
Basis difference of acquired assets	(35,261)	(35,647)
Lease transactions	(776,722)	(650,389)
Other	(91,475)	(66,923)
Gross deferred tax liabilities	(2,212,691)	(1,734,627)
Net deferred tax liability	(836,874)	(559,588)
Deferred tax assets
Deferred income taxes (Current assets)	866,386	749,398
Investments and other assets - Other	133,537	100,199
Deferred tax liabilities
Other current liabilities	(24,951)	(23,258)
Deferred income taxes (Long-term liabilities)	(1,811,846)	(1,385,927)
Net deferred tax liability	¥ (836,874)	¥ (559,588)